Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Segment Customer	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of operating business segments | Segment	2
Operating profit (loss)	$ (55.1)	$ 154.9	$ 219.5
Number of Customers Accounted for more than 10% of revenue | Customer	0
Revenues	$ 3,015.1	3,356.4	3,456.5
Various Agencies Of U.S. Government
Segment Reporting Information [Line Items]
Revenues	569.0	529.0	512.0
Other Technology | Segment Reconciling Items
Segment Reporting Information [Line Items]
Operating profit (loss)	$ 9.2	$ 17.0	$ 6.0